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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Met Investors Advisory, LLC
Address: 5 Park Plaza, Suite 1900
         Irvine, CA 92614

13F File Number: 028-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Harney
Title: Assistant Vice President
Phone: 617-578-2410

Signature, Place, and Date of Signing:

/s/ Scott Harney

Scott Harney   Boston, Massachusetts    May 13, 2009


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.   13F File Number   Name
---   ---------------   ----
1.    028-00377         Batterymarch Financial Management, Inc.
2.    028-04295         BlackRock Advisors, LLC
3.    028-04293         BlackRock Financial Management, Inc.
4.    028-11611         ClearBridge Advisors, LLC
5.    028-06700         Dreman Value Management, LLC
6.    028-00734         Franklin Resources, Inc.
7.    028-04981         Goldman Sachs Group, Inc.
8.    028-02013         Harris Associates L.P.
9.    028-06044         ING Clarion Real Estate Securites, L.P.
10.   028-11293         Invesco AIM Capital Management, Inc.
11.   028-01343         Janus Capital Management LLC
12.   028-10469         Lazard Asset Management LLC
13.   028-01701         Legg Mason Capital Management, Inc.
14.   028-00398         Loomis, Sayles & Company, L.P.
15.   028-00413         Lord, Abbett & Co. LLC
16.   028-04968         Massachusetts Financial Services Company
17.   028-11866         Morgan Stanley Investment Management, Inc.
18.   028-00203         OppenheimerFunds, Inc.
19.   028-10952         Pacific Investment Management Company LLC
20.   028-04037         Pioneer Investment Management, Inc.
21.   028-05014         Rainier Investment Management, Inc.
22.   028-00223         RCM Capital Management LLC
23.   028-11338         SSgA Funds Management, Inc.
24.   028-00115         T. Rowe Price Associates, Inc.
25.   028-05110         Third Avenue Management LLC
26.   028-02924         Turner Investment Partners, Inc.
27.   028-10245         Western Asset Management Company